Vert Global Sustainable Real Estate Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of
	Shares	Value
REITS - 98.8%
Diversified REITs - 7.9%
Activia Properties, Inc.	161	$472,189
Alexander & Baldwin, Inc.	14,841	246,064
American Assets Trust, Inc.	11,161	287,061
Charter Hall Long Wale REIT	140,567	359,027
Cofinimmo SA	6,106	507,091
Covivio	10,656	513,336
CROMWELL EU REIT	46,919	82,309
Dream Impact Trust (a)	8,300	24,575
Empire State Realty Trust, Inc.	26,704	175,178
Gecina SA	10,316	807,943
Goodman Property Trust	205,510	229,824
GPT Group	427,836	1,052,981
Growthpoint Properties Australia Ltd.	57,094	112,840
Growthpoint Properties Ltd.	659,942	429,874
Hulic Reit, Inc.	297	339,959
ICADE	5,733	213,423
Land Securities Group PLC	156,021	901,526
Lar Espana Real Estate Socimi SA	9,669	40,984
LondonMetric Property PLC	227,139	442,551
Mirvac Group	817,997	1,018,984
Morguard Real Estate Investment Trust (a)	4,903	18,386
NIPPON REIT Investment Corp.	86	219,209
Nomura Real Estate Master Fund, Inc.	968	1,069,876
Premier Investment Corp.	299	305,606
Redefine Properties Ltd.	1,347,461	264,281
Schroder Real Estate Investment Trust Ltd.	92,182	47,437
Sekisui House Reit, Inc.	889	499,644
Stockland	527,962	1,104,933
Suntec Real Estate Investment Trust	474,400	504,471
		12,291,562
Health Care REITs - 9.1%
Aedifica SA	8,839	681,303
Healthpeak Properties, Inc.	118,418	2,714,141
Physicians Realty Trust	47,134	708,895
Ventas, Inc.	85,874	3,449,559
Welltower, Inc.	102,242	6,576,205
		14,130,103
Hotel & Resort REITs - 3.0%
CapitaLand Ascott Trust	443,300	300,728
DiamondRock Hospitality Co.	39,023	293,063
Hersha Hospitality Trust	5,877	46,898
Hoshino Resorts REIT, Inc.	55	255,493
Host Hotels & Resorts, Inc.	150,721	2,393,449
Japan Hotel REIT Investment Corp.	990	494,787
Mori Trust Hotel Reit, Inc.	56	51,430
Pebblebrook Hotel Trust	26,450	383,790
RLJ Lodging Trust	38,748	392,130
		4,611,768
Industrial REITs - 18.7%
Americold Realty Trust, Inc.	56,585	1,391,991
Ascendas Real Estate Investment Trust	752,300	1,403,298
Dream Industrial Real Estate Investment Trust (a)	22,819	177,253
Duke Realty Corp.	84,433	4,069,671
Frasers Logistics & Industrial Trust	621,600	530,696
GLP J-Reit	923	1,023,656
Goodman Group	375,381	3,793,918
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,057	570,376
Industrial & Infrastructure Fund Investment Corp.	422	478,183
Japan Logistics Fund, Inc.	198	424,537
LaSalle Logiport REIT	400	447,492
Mitsubishi Estate Logistics REIT Investment Corp.	82	255,998
Nippon Prologis REIT, Inc.	473	1,037,013
PLA Administradora Industrial S de RL de CV	154,219	203,155
Prologis Property Mexico SA de CV	87,344	221,098
Prologis, Inc.	70,924	7,205,878
Rexford Industrial Realty, Inc.	35,753	1,859,156
Segro PLC	271,437	2,264,824
STAG Industrial, Inc.	37,633	1,069,906
Tritax Big Box REIT Plc	374,821	565,631
		28,993,730
Office REITs - 10.9%
Alexandria Real Estate Equities, Inc.	33,598	4,710,104
Boston Properties, Inc.	31,781	2,382,622
Cromwell Property Group	279,924	120,443
Derwent London PLC	22,174	500,247
Dexus	241,519	1,201,454
Dream Office Real Estate Investment Trust (a)	5,300	62,463
Franklin Street Properties Corp.	18,517	48,700
Great Portland Estates PLC	43,051	209,904
Hudson Pacific Properties, Inc.	30,313	331,927
Inmobiliaria Colonial Socimi SA	58,161	280,813
Japan Excellent, Inc.	234	215,973
Japan Real Estate Investment Corp.	281	1,159,236
JBG SMITH Properties	22,840	424,367
Kilroy Realty Corp.	22,521	948,359
Manulife US Real Estate Investment Trust	384,109	162,581
Nippon Building Fund, Inc.	328	1,443,357
Orix JREIT, Inc.	528	675,294
Paramount Group, Inc.	36,338	226,386
Precinct Properties New Zealand Ltd.	247,020	179,376
SL Green Realty Corp.	13,926	559,268
Societe de la Tour Eiffel	402	7,876
Vornado Realty Trust	35,725	827,391
Workspace Group PLC	30,127.025000	133,969
		16,812,110
Residential REITs - 14.6%
Advance Residence Investment Corp.	279	684,346
AvalonBay Communities, Inc.	30,094	5,543,014
BOARDWALK REAL ESTATE (a)	5,900	197,585
Comforia Residential REIT, Inc.	141	321,337
Equity LifeStyle Properties, Inc.	39,064	2,454,782
Equity Residential	78,302	5,263,460
Home Reit Plc	168,150	170,474
Killam Apartment Real Estate Investment Trust (a)	11,300	124,751
Nippon Accommodations Fund, Inc.	105	476,317
Sun Communities, Inc.	27,072	3,663,654
The UNITE Group PLC	67,660	642,378
UDR, Inc.	70,176	2,927,041
UMH Properties, Inc.	12,547	202,634
		22,671,773
Retail REITs - 15.3%
Alexander's, Inc.	508	106,152
Altarea SCA	865	107,765
British Land Comany PLC	211,142	817,824
Capital & Counties Properties Plc	156,992	186,332
CapitaLand Mall Trust	1,141,212	1,518,022
Carmila SA	10,861	145,608
Charter Hall Retail REIT	130,391	309,266
Eurocommercial Properties NV	7,236	143,247
Federal Realty OP LP	15,678	1,412,901
First Capital Real Estate Investment Trust (a)	26,625	291,432
Frasers Centrepoint Trust	219,500	330,993
HAMMERSON	689,209	136,981
Japan Retail Fund Investment Corp.	1,584	1,189,289
Kimco Realty Corp.	131,772	2,425,922
Kiwi Property Group Ltd.	288,023	146,684
Klepierre SA	49,997	869,208
Lendlease Global Commercial REIT	342,026	181,225
Macerich Co.	48,468	384,836
Mercialys SA	18,512	139,875
Regency Centers Corp.	33,472	1,802,467
RioCan Real Estate Investment Trust	29,313	395,127
Scentre Group	1,094,400	1,788,124
Shaftesbury PLC	45,033	183,983
Simon Property Group, Inc.	72,690	6,523,927
Unibail-Rodamco-Westfield (a)	25,220	1,043,598
Vastned Belgium NV	234	6,261
Vastned Retail NV	2,359	46,701
Vicinity Centres	877,892	978,837
Wereldhave Belgium Comm VA	447	20,327
Wereldhave NV	6,927	79,158
		23,712,072
Specialized REITs - 19.3%
American Tower Corp.	35,969	7,722,544
Big Yellow Group PLC	35,831	424,046
Charter Hall Social Infrastructure REIT	60,104	117,526
Digital Realty Trust, Inc.	63,151	6,263,316
Equinix, Inc.	13,071	7,435,308
Extra Space Storage, Inc.	29,600	5,112,216
Iron Mountain, Inc.	63,104	2,774,683
		29,849,639
TOTAL REITS (Cost $187,089,332)		153,072,757

SHORT-TERM INESTMENTS- 1.2%
MONEY MARKET FUND - 1.2%
STIT - Government & Agency Portfolio 2.95% (b)	1,814,552	1,814,552
TOTAL SHORT-TERM INVESTMENTS (Cost $1,814,552)		1,814,552
TOTAL INVESTMENTS (Cost $188,903.884) - 100.0%		154,887,309
Other Assets in Excess of Liabilities - 0.0%		12,699
TOTAL NET ASSETS - 100.00%		$154,900,008
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Summary of Fair Value Measurements at September 30, 2022 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$2,011,263	$10,280,299	$-	$12,291,562
Health Care REITs	13,448,800	681,303	-	14,130,103
Hotel & Resort REITs	3,509,330	1,102,438	-	4,611,768
Industrial REITs	16,768,484	12,225,246	-	28,993,730
Office REITs	10,521,587	6,290,523	-	16,812,110
Residential REITs	20,547,395	2,124,378	-	22,671,773
Retail REITs	13,602,385	10,109,687	-	23,712,072
Specialized REITs	29,308,067	541,572	-	29,849,639
Total REITs	109,717,311	43,355,446	-	153,072,757
Rights	-	-	-	-
Short-Term Investments	1,814,552	-	-	1,814,552
Total Investments in Securities	$111,531,863	$43,355,446	$-	$154,887,309

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2021	-
Purchases	2,011
(Sales proceeds and/or rights exercised)	(1,460)
Accrued discounts/premiums, net	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(551)
Transfer in and/or (out) of Level 3	-
Balance as of September 30, 2022	$0